Commitments and Contingencies - Additional Information (Detail) - USD ($)	6 Months Ended
	Jan. 26, 2021	Aug. 24, 2020
Commitments and Contingencies [Line Items]
Deferred underwritering fee payable, per unit	$ 0.35
Deferred underwritering fee payable	$ 14,490,000
Stock issued during period shares	41,400,000
Forward Purchase Agreement | Redeemable Warrant
Commitments and Contingencies [Line Items]
Temporary Equity, Shares issued	2,000,000
Class of Warrant or Right, Exercise price of Warrants or Rights	$ 11.50
Forward Purchase Agreement | Common Class A
Commitments and Contingencies [Line Items]
Stock issued during period shares	8,000,000
Class of Warrant or Right, Number of securities called by each Warrant or Right	1
Proceeds from issuance of private placement	$ 80,000,000
Share price	$ 10.00
Ms Zhang Director
Commitments and Contingencies [Line Items]
Director fee payable		$ 250,000